Tax Status	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Tax Status [Line Items]
Tax Status
4. Tax Status
The Plan is based on a volume submitter document provided by Principal Financial Group. The Internal Revenue Service (“IRS”) ruled on June 30, 2020 that the volume submitter document is in compliance with the applicable requirements of the IRC. The Plan has been amended and restated since receiving the IRS determination letter. However, the Plan administrator believes the Plan is being operated in compliance with the applicable requirements of the IRC and, therefore, believes the Plan is qualified and the related trust is tax exempt.
U.S. GAAP requires Plan Management to evaluate tax positions taken by the Plan. The financial statement effects are recognized when the Plan has taken an uncertain position that more likely than not would be sustained upon examination by the IRS. The Plan administrator has analyzed the tax positions taken by the Plan and has concluded that as of December 31, 2025 and 2024, there are no uncertain tax positions that would require recognition or disclosure in the financial statements.
The Plan is subject to audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress.